RETIREMENT BENEFITS AND ASSETS HELD IN TRUST (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net Defined Benefit Cost Components
Net periodic benefit cost for the pension plans, by component, was as follows for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Service cost	$2	$2
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Net pension cost	$2	$2

Net periodic benefit cost for the pension plans during 2017, 2016 and 2015 was as follows by component:

(In millions)	2017	2016	2015
Service cost	$6	$6	$6
Interest cost	4	4	4
Expected return on plan assets	(4)	(4)	(3)
Amortization of unrecognized loss	1	4	4
Net pension cost	$7	$10	$11

Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Net Defined Benefit Cost Components
Net postretirement benefit plan cost, by component, was as follows for the three months ended March 31, 2018 and 2017:

	Three months ended
	March 31,
(in millions)	2018	2017
Service cost	$2	$2
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Net postretirement cost	$2	$2

Net postretirement benefit plan cost for the postretirement benefit plan for 2017, 2016 and 2015 was as follows by component:

(In millions)	2017	2016	2015
Service cost	$8	$7	$8
Interest cost	3	3	3
Expected return on plan assets	(2)	(2)	(2)
Amortization of unrecognized loss	—	—	1
Net postretirement cost	$9	$8	$10